SUPPLEMENTAL DISCLOSURE TO STATEMENTS OF CASH FLOWS (Details Narrative) (USD $)	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Supplemental Disclosure To Statements Of Cash Flows Details Narrative
Increase (decrease) in pension liability	$ 674,858	$ 568,881	$ (369,444)
Increase (decrease) in accumulated other comprehensive loss	$ (674,858)	$ (568,881)	$ 369,444